Long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Long-Term Investments [Line Items]
Long-term Investments	¥ 13,333	$ 1,939	¥ 359,333
Cost method investments
Long-Term Investments [Line Items]
Long-term Investments	13,333	1,939	309,333
Time deposits
Long-Term Investments [Line Items]
Long-term Investments	¥ 0	$ 0	¥ 50,000